Revenue - Summary of changes in current and non-current deferred revenue (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current and non-current deferred income at beginning of period	€ 19,802,000
Current and non-current deferred income at end of period	72,777,000	€ 19,802,000
Eli Lilly and Company
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current and non-current deferred income at beginning of period	19,143,000
Foreign currency translation effects	1,238,000
Current and non-current deferred income at end of period	72,777,000	19,143,000
Eli Lilly and Company | Up-front payments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Received or receivable	56,254,000	17,651,000
Revenue recognition	(3,041,000)	(581,000)
Eli Lilly and Company | R&D services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Received or receivable	273,000
Revenue recognition	(270,000)
Eli Lilly and Company | Premiums on share issue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Received or receivable	(451,000)	2,144,000
Revenue recognition	(369,000)	(71,000)
Yarrow Biotechnology, Inc
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current and non-current deferred income at beginning of period	73,000
Foreign currency translation effects	28,000	(47,000)
Current and non-current deferred income at end of period		73,000
Yarrow Biotechnology, Inc | Up-front payments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Received or receivable		419,000
Revenue recognition	(191,000)	(252,000)
Yarrow Biotechnology, Inc | R&D services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Received or receivable	256,000	178,000
Revenue recognition	(118,000)	(282,000)
Yarrow Biotechnology, Inc | Premiums on share issue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Received or receivable		225,000
Revenue recognition	€ (48,000)	€ (168,000)